Note 2 - Significant Accounting Policies (Details) - Assets and Liabilities Measured at Fair Value (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Significant Accounting Policies (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Cash	$ 68,716,531	$ 44,373,720
Guaranteed Investment Certificates		2,650,404
Total	68,716,531	47,024,124
Warrants	5,378,772	4,014,821
Fair Value, Inputs, Level 1 [Member]
Note 2 - Significant Accounting Policies (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Cash	68,716,531	44,373,720
Guaranteed Investment Certificates		2,650,404
Total	68,716,531	47,024,124
Fair Value, Inputs, Level 3 [Member]
Note 2 - Significant Accounting Policies (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Warrants	$ 5,378,772	$ 4,014,821